Schedule of Intangiable Asset Impairment (Details) - In Process Research and Development [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets, Gross carrying amount	$ 39,180	$ 39,180
Total other intangible assets, Total other intangible assets, Cumulative impairment charge	5,180
Total other intangible assets, Net book value	34,000	39,180
AKTX 101 [Member]
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets, Gross carrying amount	34,000	34,000
Total other intangible assets, Total other intangible assets, Cumulative impairment charge	0	0
Total other intangible assets, Net book value	34,000	34,000
PHP 303 [Member]
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets, Gross carrying amount	5,180	5,180
Total other intangible assets, Total other intangible assets, Cumulative impairment charge	5,180
Total other intangible assets, Net book value	$ 0	$ 5,180